Debt (Details) (USD $)	12 Months Ended							12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Line of Credit [Member]	Feb. 23, 2011 Line of Credit [Member]	Jan. 31, 2011 Line of Credit [Member]	Dec. 31, 2012 Secured and unsecured letter of credit facilities	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2012 Interest Rate Cap [Member]	Dec. 31, 2011 Interest Rate Cap [Member]	Dec. 31, 2012 Mortgages Payable [Member]	Dec. 31, 2011 Mortgages Payable [Member]	Dec. 31, 2012 $150 Million Series A Notes Payable [Member]	Dec. 31, 2011 $150 Million Series A Notes Payable [Member]	Dec. 31, 2012 Discount Mortgage Note payable due June 2013 [Member]	Dec. 31, 2011 Discount Mortgage Note payable due June 2013 [Member]	Dec. 31, 2012 Variable rate tax exempt bonds [Member]	Dec. 31, 2011 Variable rate tax exempt bonds [Member]	Dec. 31, 2012 Capital Lease Obligations [Member]	Dec. 31, 2011 Capital Lease Obligations [Member]	Jun. 30, 2011 Convertible Debt [Member]	Dec. 31, 2012 Convertible Debt [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2012 Construction Financing [Member]	Dec. 31, 2011 Construction Financing [Member]	Dec. 31, 2012 Notes Payable, Insurance Premiums Due 2013 [Member]	Dec. 31, 2011 Notes Payable, Insurance Premiums Due 2013 [Member]	Dec. 31, 2012 Long-term Debt [Member]	Dec. 31, 2012 First mortgage loan issued in January 2012 [Member]	Jan. 05, 2012 First mortgage loan issued in January 2012 [Member]	Dec. 31, 2012 First mortgage loan issued in February 2012 [Member]	Feb. 29, 2012 First mortgage loan issued in February 2012 [Member]	Dec. 31, 2012 Mortgage Loan Issued to Finance Acquisition [Member]	Feb. 02, 2012 Mortgage Loan Issued to Finance Acquisition [Member]	Dec. 31, 2012 Seller-Financed Debt [Member]	Feb. 02, 2012 Seller-Financed Debt [Member]	Dec. 31, 2012 First mortgage loan issued in June 2012 [Member]	Jun. 29, 2012 First mortgage loan issued in June 2012 [Member]	Dec. 31, 2012 First mortgage loan issued in December 2012 [Member]	Dec. 28, 2012 First mortgage loan issued in December 2012 [Member]	Dec. 31, 2011 First mortgage loan issued in March 2011 [Member]	Mar. 29, 2011 First mortgage loan issued in March 2011 [Member]	Dec. 31, 2011 Subsequent debt under master Credit Facility [Member]	Jul. 29, 2011 Subsequent debt under master Credit Facility [Member]
Debt Instrument [Line Items]
Debt	$ 2,599,369,000	$ 2,398,625,000										$ 1,701,515,000	$ 1,470,462,000	$ 144,384,000	$ 148,601,000	$ 80,533,000	$ 79,911,000	$ 99,847,000	$ 100,423,000	$ 319,745,000	$ 348,195,000		$ 251,312,000	$ 241,897,000	$ 1,280,000	$ 6,591,000	$ 753,000	$ 2,545,000	$ 2,279,624,000
Less current portion	509,543,000	47,654,000
Long-term debt	2,089,826,000	2,350,971,000
Maturity date				Jan. 31, 2016										Aug. 31, 2013		Jun. 30, 2013		Dec. 31, 2032		Dec. 31, 2026			Jun. 30, 2018				Dec. 31, 2013			Jan. 31, 2017		Feb. 28, 2017						Jun. 30, 2017				Mar. 31, 2016		Aug. 31, 2018
Maturity date, start												Dec. 31, 2013													Dec. 31, 2017
Maturity date, end												Dec. 31, 2022													Dec. 31, 2024
Weighted average interest rate												4.62%	5.04%			2.56%	2.52%	1.65%	1.65%	8.16%	8.61%		2.75%	2.75%	8.00%	7.00%	2.81%	3.11%
Unamortized debt discount	66,267,000											300,000				1,000,000	3,000,000			0			65,000,000	74,400,000					66,267,000
Number of communities securing debt (in number of communities)														5																								2		9				44
Amount of cash collateral securing debt														3,000,000
Description of variable rate basis														LIBOR plus 0.88%																variable rate equal to 30-day LIBOR plus a margin of 300 basis points		variable rate equal to 30-day LIBOR plus a margin of 275 basis points						bears interest at a variable rate equal to 30-day LIBOR plus a margin of 425 basis points		variable rate equal to 30-day LIBOR plus a margin of 259 basis points
Basis spread on variable rate basis														0.88%																	3.00%		2.75%						4.25%		2.59%
Principal																						316,300,000	316,300,000								63,000,000		20,000,000		77,900,000		15,000,000		15,000,000		171,300,000		28,000,000		437,800,000
Current Portion of Mortgage Loans	465,600,000
Current Portion of Mortgage Loans with Extension Options	205,500,000
Minimum Term of Debt Extension (in years)	5
Maximum Term of Debt Extension (in years)	7
Net proceeds from issuance																						308,200,000
Initial conversion rate (in shares per $1,000 of principal)																						34.1006
Equivalent initial conversion price (in dollars per share)																						$ 29.325
Conversion terms																						The Notes are convertible at an initial conversion rate of 34.1006 shares of Company common stock per $1,000 principal amount of Notes (equivalent to an initial conversion price of approximately $29.325 per share), subject to adjustment. Holders may convert their Notes at their option prior to the close of business on the second trading day immediately preceding the stated maturity date only under the following circumstances: (i) during any fiscal quarter commencing after the fiscal quarter ending September 30, 2011, if the last reported sale price of the Company's common stock for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter is greater than or equal to 130% of the applicable conversion price on each applicable trading day; (ii) during the five business day period after any five consecutive trading day period (the "measurement period"), in which the trading price per $1,000 principal amount of notes for each trading day of that measurement period was less than 98% of the product of the last reported sale price of the Company's common stock and the applicable conversion rate on each such day; or (iii) upon the occurrence of specified corporate events. On and after March 15, 2018, until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their Notes at any time, regardless of the foregoing circumstances. Unconverted Notes mature at par in June 2018.
Imputed interest rate																						7.50%
Expected life of convertible debt																						7 years
Coupon interest	128,338,000	124,873,000	132,641,000																				8,697,000	4,759,000
Amortization of discount																							9,415,000	4,456,000
Interest Expense																							18,112,000	9,215,000
Number of shares of common stock covered by hedging transactions (in shares)																						10,784,315
Number of warrants to acquire common stock sold to Hedge Counterparties (in shares)																						10,784,315
Strike price of warrants (in dollars per share)																						$ 40.25
Net cost of hedging transaction																						31,900,000
Extinguishment of Debt, Amount		5,000,000																						274,900,000						62,800,000								15,000,000		37,400,000		28,000,000		445,200,000
Interest rate terms																																		75% of it bears interest at a fixed rate of 4.2% and the remaining 25% bears interest at a variable rate of 30-day LIBOR plus a margin of 276 basis points		bore interest at a fixed rate of 7.0%						bears interest at a rate that has been effectively fixed at 5.49% by means of a swap instrument issued by the lender		75% of the loans bear interest at a fixed rate of 4.25% while the remaining 25% of the loans bear interest at a variable rate equal to the 30-day LIBOR plus a margin of 182 basis points
Term of loan (in years)																																			10		2				10
Number of recently acquired communities securing mortgage notes																																								8
Extinguishment of debt with release of entrance fee escrows		37,900,000
Extinguishment of debt and moved into borrowing base of credit facility		48,700,000
Loss on extinguishment of debt	(221,000)	(18,863,000)	(1,557,000)
Amortization period (in years)																																													30
Long-term debt maturity [Abstract]
2013	546,494,000																			55,828,000									490,666,000
2014	225,770,000																			55,065,000									170,705,000
2015	107,843,000																			53,401,000									54,442,000
2016	97,600,000																			46,957,000									50,643,000
2017	402,477,000																			60,494,000									341,983,000
Thereafter	1,448,857,000																			211,405,000									1,237,452,000
Total obligations	2,829,041,000																			483,150,000									2,345,891,000
Unamortized debt discount	66,267,000											300,000				1,000,000	3,000,000			0			65,000,000	74,400,000					66,267,000
Less amount representing interest	(163,405,000)																			(163,405,000)									0
Total	2,599,369,000	2,398,625,000										1,701,515,000	1,470,462,000	144,384,000	148,601,000	80,533,000	79,911,000	99,847,000	100,423,000	319,745,000	348,195,000		251,312,000	241,897,000	1,280,000	6,591,000	753,000	2,545,000	2,279,624,000
Derivative [Line Items]
Current notional balance								27,373,000		589,568,000
Highest possible notional								27,373,000		589,568,000
Lowest interest rate								5.49%		5.00%
Highest interest rate								5.49%		6.06%
Average fixed rate								5.49%		5.43%
Earliest maturity date								4 years		1 year
Latest maturity date								4 years		6 years
Weighted average original maturity								5 years		3 years 6 months
Estimated liability fair value (included in other liabilities)								(1,833,000)	(2,809,000)
Estimated asset fair value (included in other assets)										495,000	0
Number of swaps agreements terminated								1
Notional amount of swap agreement terminated								150,000,000
Cash collateral paid to counterparties pursuant to swap termination								1,200,000
Number of new agreements										3
Notional amount of new agreements										340,800,000
Number of cap agreements, extended maturity										5
Aggregate notional amount, extended maturities cap agreements										100,800,000
Line of Credit Facility [Line Items]
Credit Facility, maximum borrowing capacity				230,000,000	200,000,000	120,000,000	92,500,000
Maturity date				Jan. 31, 2016										Aug. 31, 2013		Jun. 30, 2013		Dec. 31, 2032		Dec. 31, 2026			Jun. 30, 2018				Dec. 31, 2013			Jan. 31, 2017		Feb. 28, 2017						Jun. 30, 2017				Mar. 31, 2016		Aug. 31, 2018
Description of applicable margin calculation based on utilization percentage				Amounts drawn under the facility bear interest at 90-day LIBOR plus an applicable margin, as described below. For purposes of determining the interest rate, in no event will LIBOR be less than 2%. The applicable margin varies with the percentage of total commitment drawn, with a 4.5% margin at 35% or lower utilization, a 5.0% margin at utilization greater than 35% but less than or equal to 50% and a 5.5% margin at greater than 50% utilization. The Company is also required to pay a quarterly commitment fee of 1.0% per annum on the unused portion of the facility.
Quarterly commitment fee				1.00%
Availability under the secured line of credit				191,400,000
Credit facilities borrowings outstanding				$ 80,000,000			$ 78,100,000